Cost of Sales	12 Months Ended
Jun. 30, 2026
Cost of Sales [Abstract]
Cost of Sales
18.	Cost of Sales

	Year Ended June 30,
	2026	2025	2024
Continuing operations
Platform Services	397,937	-	-
Total cost of sales from continuing operations	397,937	-	-

Disaggregation of cost of sales relating to discontinued operations is presented in Note 4.